Supplement dated May 1, 2025

(for Applications signed (or purchases under the RightTime option) on or after September 12, 2023) to the

Prospectuses dated May 1, 2025 for Protective Aspirations NY Variable Annuity contracts

Issued by

Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated May 1, 2025, for the Protective Aspirations NY Variable Annuity. You may obtain a current Prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

This Rate Sheet Prospectus Supplement updates the Ongoing Fees and Expenses (annual charges) for the Contract provided in the "IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT" section of the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement. This Rate Sheet Prospectus Supplement also provides:

●	the current fee for each of the optional death benefits as described in the "DEATH BENEFIT - Selecting a Death Benefit" section of the Prospectus;
●	the current SecurePay Fee as described in the "PROTECTED LIFETIME INCOME BENEFITS" section of the Prospectus;
●	the current Roll-up Percentage under the SecurePay Protector rider as described in the "PROTECTED LIFETIME INCOME BENEFITS - The SecurePay Protector 'Roll-up'" section of the Prospectus;
●	the current Maximum Withdrawal Percentage under the SecurePay living benefit riders as described in the "PROTECTIVE LIFETIME INCOME BENEFITS - Determining the Amount of Your SecurePay Withdrawals" section of the Prospectus; and
●	the current Maximum Reserve Amount as described in the "PROTECTED LIFETIME INCOME BENEFITS - THE SECUREPAY RIDERS" section of the Prospectus.

This Supplement must be used in conjunction with an effective Protective Aspirations NY Variable Annuity Prospectus.

This Rate Sheet Prospectus Supplement and the rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. For applications signed (or purchases under the RightTime option) on or after September 12, 2023, and that we receive in Good Order, we will apply the rates in this supplement up until 10 calendar days after we issue a new rate sheet supplement.  We must also receive at least the minimum initial Purchase Payment ($5,000) within the 10 calendar days. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless it is filed at least 10 business days before the effective date of the new Rate Sheet Prospectus Supplement. Any new Rate Sheet Prospectus Supplement will be sent to existing Contract Owners and can be obtained as outlined below.

Before submitting your application for a Protective Aspirations NY Variable Annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:

●	Contact your financial advisor

●	Contact us toll-free at 1-800-456-6330

●	Go to www.protective.com/productprospectus

●	Go to www.sec.gov under File No. 333-261830.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.21%	1.21%
Investment Options (Fund fees and expenses) (2)	0.34%	2.86%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (3)	1.60 (4)

(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2) As a percentage of Fund assets.

(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,591	Highest Annual Cost: $5,852
Assumes:	Assumes:

●    Investment of $100,000

●    5% annual appreciation

●    Least expensive combination of Fund fees and expenses

●    No optional benefits

●    No additional Purchase Payments, transfers or withdrawals

●    No sales charges

●    Investment of $100,000

●    5% annual appreciation

●    Most expensive combination of optional benefits and Fund fees and expenses

●    No additional Purchase Payments, transfers or withdrawals

●    No sales charges

For additional information about annual charges, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.

OPTIONAL DEATH BENEFIT FEES

The current fee for each of the optional death benefits available under your Contract are as follows:

Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%

SECUREPAY FEE

The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay Investor rider at Contract Purchase (as an annualized percentage of the Benefit Base)	0.50%
Purchase of SecurePay Investor rider under RightTime (as an annualized percentage of the Benefit Base)	0.60%
Purchase of SecurePay Protector rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.50%
Purchase of SecurePay Protector rider under RightTime (as an annualized percentage of the Benefit Base)	1.60%

The Roll-up Percentage and the Maximum Withdrawal Percentage applicable to your Contract will not change for the life of your Contract.

ROLL-UP PERCENTAGE (Applicable to SecurePay Protector Only)

7% (as a percentage of the Benefit Base)

MAXIMUM WITHDRAWAL PERCENTAGE FOR SECUREPAY PROTECTOR

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
59.5	3.80%	3.30%
61	3.85%	3.35%
62	3.90%	3.40%
63	3.95%	3.45%
64	4.00%	3.50%
65	4.05%	3.60%
66	4.15%	3.70%
67	4.25%	3.75%
68	4.35%	3.85%
69	4.45%	3.95%
70	4.60%	4.05%
71	4.75%	4.20%
72	4.90%	4.30%
73	5.05%	4.45%
74	5.25%	4.60%
75	5.30%	4.75%
76	5.50%	4.95%
77	5.75%	5.15%
78	5.95%	5.40%
79	6.25%	5.55%
80	6.40%	5.80%
81	6.70%	6.10%
82	7.05%	6.40%
83	7.10%	6.60%
84	7.15%	6.65%
85	7.20%	6.70%
86	7.37%	6.87%
87	7.76%	7.16%
88	7.81%	7.26%
89	7.87%	7.32%
90	8.07%	7.51%
91	8.26%	7.70%
92	8.70%	8.02%
93	8.75%	8.14%
94	8.82%	8.20%
95+	9.20%	8.57%

MAXIMUM WITHDRAWAL PERCENTAGE FOR SECUREPAY INVESTOR

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
59.5	3.77%	3.30%
61	3.82%	3.34%
62	3.87%	3.38%
63	3.92%	3.42%
64	3.97%	3.46%
65	4.00%	3.50%
66	4.05%	3.55%
67	4.11%	3.59%
68	4.16%	3.63%
69	4.21%	3.67%
70	4.28%	3.75%
71	4.34%	3.80%
72	4.40%	3.85%
73	4.46%	3.89%
74	4.51%	3.93%
75	4.63%	4.05%
76	4.69%	4.11%
77	4.76%	4.16%
78	4.82%	4.21%
79	4.88%	4.25%
80	5.05%	4.42%
81	5.12%	4.48%
82	5.19%	4.54%
83	5.26%	4.59%
84	5.32%	4.64%
85	5.56%	4.87%
86	5.64%	4.93%
87	5.71%	5.00%
88	5.79%	5.05%
89	5.86%	5.11%
90	6.23%	5.46%
91	6.32%	5.53%
92	6.40%	5.60%
93	6.49%	5.66%
94	6.57%	5.73%
95+	7.11%	6.23%

MAXIMUM RESERVE AMOUNT

3x (the current Annual Withdrawal Amount in any Contract Year)

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact your financial advisor or us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.

Updating Summary Prospectus for Existing Investors
May 1, 2025
Protective Aspirations NY Variable Annuity	Protective Life and Annuity Insurance Company Variable Annuity Account A of Protective Life P.O. Box 10648 Birmingham, Alabama 35202‑0648 Telephone: 1‑800‑456‑6330 Fax: 205‑268‑6479 www.protective.com
This Updating Summary Prospectus summarizes key features of the Protective Aspirations NY Variable Annuity Contract (the “Contract”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract. The Contract is a complex investment and involves risks, including potential loss of principal. Withdrawals could result in surrender charges, taxes, and tax penalties.
The prospectus for the Protective Aspirations NY Variable Annuity Contract contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Protective Life and Annuity Insurance Company’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	10

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  refer to Protective Life and Annuity Insurance Company. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.
Administrative Office Protective Life and Annuity Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life and Annuity Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).
Accumulation Phase The phase of your Contract where you make Purchase Payments and invest those payments seeking to increase your Contract Value.
Annual Withdrawal Amount or AWA Excluding the Reserve Amount, the maximum amount that may be withdrawn from the Contract under SecurePay Protector rider or the SecurePay Investor rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.
Annuity Date The date as of which the Annuity Value is applied to an Annuity Option.
Annuity Option The payout option under which the Company makes annuity income payments.
Annuity Value The amount we apply to the Annuity Option you have selected. Generally, this amount is your Contract Value plus any increase resulting from the PayStream Plus Annuitization Benefit, if applicable, less any applicable fees, charges and premium taxes.
Benefit Base If you select a SecurePay rider, the Benefit Base is used to determine the amount available to withdraw under the rider.
Benefit Election Date The date you choose to start your SecurePay Withdrawals.
Contract Anniversary The same month and day as the Issue Date in each subsequent year of the Contract.
Contract Value  Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.
Contract Year Any period of 12 months commencing with the Issue Date or any Contract Anniversary.
DCA Dollar cost averaging.
DCA Accounts A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.
Death Benefit The amount we pay to the beneficiary if an Owner dies before the Annuity Date.
Excess Withdrawals Any portion of a withdrawal that, when aggregated with all prior withdrawals during a Contract Year, exceeds the maximum withdrawal amount permitted under one of the Protected Lifetime Income Benefits.
Fixed Account A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.
Fund Any investment portfolio in which a corresponding Sub-Account invests.
Good Order (“good order”) A request or transaction generally is considered in “Good Order” if we receive it in our Administrative Office within the time limits, if any, prescribed in the Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to effect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

Guaranteed Account The Fixed Account, the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.
Investment Option Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.
Issue Date The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.
Monthly Anniversary Date The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.
Owner The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.
Payout Phase The phase of your Contract after you elect to convert your Contract Value into a stream of income payments.
Protected Lifetime Income Benefits The optional SecurePay Investor and SecurePay Protector benefits offered with the Contract.
Purchase Payment The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.
Quarterly Anniversary The same month and day as the Contract Issue Date in each calendar quarter prior to the Annuity Date.
Rider Issue Date The date a Protected Lifetime Income Benefit rider is issued, either at the time the Contract is issued, or later, under the SecurePay RightTime option.
Sub-Account A separate division of the Variable Account.
Surrender Charge A declining charge that is deducted from the Contract Value each time a withdrawal or partial surrender is made during the first 7 years following each purchase payment.
Valuation Date Each day on which the New York Stock Exchange is open for business.
Variable Account The Variable Annuity Account A of Protective Life, a separate investment account of Protective Life.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
•
The Morgan Stanley VIF Global Infrastructure Portfolio was liquidated.

•
For updated Fund performance and fee information please see the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender or make a withdrawal from your Contract within seven (7) years following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge starts at 7% and declines to 0% over seven (7) years.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrender the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. You will be assessed a surrender charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” in the Prospectus.

Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE – Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Are ThereOngoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base contract (1)	1.21%	1.21%
Investment options (Fund fees and expenses) (2)	0.34%	2.86%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	See Rate Sheet Prospectus Supplement (3)	See Rate Sheet Prospectus Supplement (4)

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost: See Rate Sheet Prospectus Supplement	Highest Annual Cost: See Rate Sheet Prospectus Supplement

Assumes:
•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
No sales charges

Assumes:
•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

•
No sales charges

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

RESTRICTIONS
Are There Restrictions on theInvestment Options?
Yes. Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitution of Investments” in the Prospectus.

Are there any Restrictions on Contract Benefits?
Yes. If you select a Protected Lifetime Income Benefit rider:
•
The Investment Options available to you under the Contract will be limited.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first.

•
Withdrawals from Contract Value that exceed the Annual Withdrawal Amount under the rider may significantly reduce or eliminate the rider benefits.
We may stop offering an optional benefit rider at any time.
If you purchase an optional death benefit, withdrawals may reduce the benefit by an amount greater than the value withdrawn.
For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFITS” and “DEATH BENEFIT - Selecting a Death Benefit” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?
You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, asset-based compensation may provide broker-dealers and/or their registered representatives with an incentive to recommend initial or continued investment in the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Balanced	AB Variable Products Series Fund, Inc. - Balanced Hedged Allocation Portfolio - Class B(1)	0.95%	8.58%	4.14%	5.18%	2
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B	1.06%	9.72%	8.57%	7.36%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B	0.90%	24.95%	15.87%	15.67%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B	0.86%	12.76%	9.54%	9.39%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)	1.15%	18.44%	7.28%	10.34%	4
Allocation	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4(1)	1.01%	6.32%	4.56%	5.65%	2
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.79%	16.11%	8.04%	8.05%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1)	0.78%	9.93%	5.75%	5.17%	2
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.92%	13.70%	7.04%	8.17%	3
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)	0.91%	13.39%	9.49%	10.46%	3
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4(1)	1.15%	2.12%	2.74%	5.54%	4
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4	0.84%	31.29%	18.53%	16.29%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	23.93%	12.73%	11.93%	3
International Equity	American Funds Insurance Series® International Fund - Class 4	1.03%	2.93%	0.97%	3.75%	4
International Equity	American Funds Insurance Series® International Growth and Income Fund - Class 4	1.06%	3.11%	2.28%	3.73%	3
International Equity	American Funds Insurance Series® New World Fund® - Class 4(1)	1.07%	6.33%	4.29%	5.96%	4
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	0.98%	0.07%	1.42%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.75%	0.44%	-0.13%	0.84%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4(1)	0.75%	18.85%	11.92%	9.99%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.57%	11.36%	6.86%	6.48%	2
U.S. Equity	BlackRock Advantage SMID Cap V.I. Fund - Class III - BlackRock Advisors, LLC(1)	0.80%	11.70%	8.41%	8.94%	3

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)	1.02%	8.93%	5.72%	5.32%	2
International Equity	BlackRock International V.I. Fund - Class I - BlackRock International Limited(1)	0.86%	0.37%	3.49%	4.61%	3
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC	1.00%	16.69%	10.69%	10.47%	3
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	0.99%	27.56%	14.46%	—	3
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC	1.06%	9.73%	6.35%	7.02%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.05%	4.23%	5.13%	7.66%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.00%	14.30%	9.15%	8.25%	2
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.77%	1.73%	-0.06%	1.65%	1
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	4.64%	1.81%	2.08%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	12.27%	9.58%	8.18%	4
Sector Equity	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2(1)	1.18%	26.58%	20.37%	20.25%	4
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	4.51%	1.82%	3.10%	2
Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(formerly, Fidelity® VIP Asset Manager 50% Portfolio)	0.77%	8.23%	5.38%	5.40%	2
Allocation	Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd (formerly, Fidelity® VIP Asset Manager: Growth Portfolio)	0.88%	10.55%	7.19%	6.79%	2
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.67%	15.58%	10.57%	9.35%	2
Taxable Bond	Fidelity® VIP Bond Index Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.39%	1.00%	-0.72%	—	1
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.81%	33.45%	16.74%	13.33%	3
Small Blend	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	0.57%	16.57%	10.28%	8.35%	4
International Equity	Fidelity® VIP Emerging Markets Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.13%	9.71%	4.09%	5.78%	4

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.85%	4.02%	12.13%	4.19%	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.66%	5.39%	2.80%	3.16%	1
Allocation	Fidelity® VIP FundsManager 70% Portfolio – Service Class 2(1)	0.83%	10.68%	7.40%	7.29%	4
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.86%	12.38%	8.57%	8.45%	3
U.S. Equity	Fidelity® VIP Growth & Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.74%	21.91%	13.10%	11.11%	3
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.81%	30.07%	18.63%	16.34%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	4.86%	5.19%	7.81%	3
High Yield Bond	Fidelity® VIP High Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(1)	1.06%	8.62%	2.47%	3.90%	2
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC	0.34%	24.59%	14.12%	12.71%	3
International Equity	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.03%	7.92%	6.61%	8.01%	4
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	1.50%	0.20%	1.68%	1
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.82%	17.18%	11.06%	8.94%	3
Multisector Bond	Fidelity® VIP Strategic Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors (UK) Ltd	0.89%	5.78%	2.54%	3.34%	2
Allocation	Fidelity® VIP Target Volatility Portfolio - Service Class 2(1)	0.84%	9.80%	5.20%	5.65%	2
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.57%	35.59%	23.82%	21.93%	4
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	9.16%	11.93%	9.37%	4

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	First Trust Multi Income Allocation Portfolio - Class I(1)	1.16%	9.98%	5.05%	4.92%	2
Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1.18%	6.01%	4.48%	6.14%	2
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.	0.87%	30.44%	13.64%	12.67%	4
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.72%	7.20%	5.29%	5.27%	2
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.88%	10.79%	10.30%	10.44%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)	0.90%	11.71%	8.36%	8.17%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.08%	11.04%	9.75%	9.32%	4
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	0.89%	-0.42%	1.17%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.98%	20.23%	11.04%	10.20%	3
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)	1.07%	12.12%	9.57%	7.71%	3
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.06%	18.76%	8.73%	8.69%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	0.96%	31.99%	16.47%	14.61%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.96%	11.73%	4.77%	4.16%	2
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.06%	3.56%	2.51%	3.57%	2
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.01%	14.87%	11.31%	9.21%	3
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II	1.10%	23.92%	9.92%	11.29%	4
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	11.91%	8.12%	7.09%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.06%	15.78%	9.21%	9.58%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited	1.27%	-2.11%	-2.64%	1.26%	4
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.95%	1.48%	-0.40%	0.67%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	15.72%	9.81%	8.53%	3
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® - Series II	1.19%	16.79%	8.83%	7.68%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.11%	12.41%	10.21%	8.73%	4
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series II	1.20%	17.85%	10.60%	7.82%	4
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.66%	4.63%	2.11%	1.40%	1
Allocation	Janus Henderson Balanced Portfolio - Service Shares	0.87%	15.15%	8.06%	8.40%	2
U.S. Equity	Janus Henderson Enterprise Portfolio - Service Shares	0.97%	15.32%	9.61%	12.12%	3
U.S. Equity	Janus Henderson Forty Portfolio - Service Shares	0.83%	28.14%	15.12%	15.36%	3
International Equity	Janus Henderson Global Sustainable Equity Portfolio - Service Shares(1)	0.99%	11.01%	—	—	4
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	0.97%	31.76%	17.80%	19.06%	4
International Equity	Janus Henderson Overseas Portfolio - Service Shares	1.13%	5.58%	6.95%	5.29%	4
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.99%	6.72%	1.90%	3.73%	2

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC	0.99%	22.14%	12.23%	11.16%	3
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	16.65%	8.81%	7.91%	3
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.13%	30.61%	7.67%	9.37%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.84%	5.14%	1.70%	2.09%	1
U.S. Equity	MFS® VIT Growth Series - Service Class(1)	0.97%	31.15%	14.46%	14.82%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class(1)	1.04%	19.87%	12.45%	12.18%	3
International Equity	MFS® VIT II International Growth Portfolio - Service Class(1)	1.13%	8.76%	5.84%	7.56%	3
International Equity	MFS® VIT II International Intrinsic Value Portfolio - Service Class(1)	1.14%	6.97%	4.88%	7.26%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class(1)	0.97%	15.98%	12.16%	12.91%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio - Service Class(1)	1.14%	2.78%	3.64%	4.95%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class(1)	0.82%	4.65%	5.94%	7.75%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class(1)	1.15%	-2.92%	0.66%	4.47%	4
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class(1)	1.04%	13.52%	9.47%	8.78%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series - Service Class(1)	1.05%	14.44%	8.85%	11.43%	4
U.S. Equity	MFS® VIT New Discovery Series - Service Class(1)	1.12%	6.44%	4.71%	8.92%	4
Allocation	MFS® VIT Total Return Series - Service Class(1)	0.86%	7.46%	5.89%	6.20%	3
Sector Equity	MFS® VIT Utilities Series - Service Class(1)	1.04%	11.34%	5.61%	6.02%	4
International Equity	Morgan Stanley VIF Global Strategist Portfolio - Class II(1)	1.00%	7.42%	4.02%	4.35%	2
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II(1)	0.82%	61.01%	15.54%	16.37%	4
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)	2.365%	3.57%	4.31%	4.25%	2
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.28%	9.02%	3.12%	4.36%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class	0.90%	6.78%	3.25%	4.39%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class	1.16%	5.30%	2.61%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.675%	-6.10%	-5.02%	-0.82%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.77%	4.39%	0.98%	1.18%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	1.17%	2.03%	1.83%	2.05%	1
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.72%	5.95%	2.66%	2.29%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.89%	2.43%	-0.13%	1.43%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	7.20%	2.29%	—	2
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	9.20%	3.20%	—	2
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	25.16%	17.18%	16.13%	4
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class	0.99%	35.17%	14.18%	14.48%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio - II Class	1.10%	1.42%	5.81%	8.20%	4
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio - II Class	1.08%	9.04%	7.35%	9.85%	3

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.86%	10.06%	5.51%	6.39%	2
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)	1.36%	7.67%	0.88%	3.98%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	-11.37%	-4.85%	-2.03%	2
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.78%	-0.86%	-1.42%	—	1

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the rider accumulation phase and starting during the rider withdrawal phase in order for you to remain eligible for benefits under the SecurePay Protector rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option – see table below). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

RIDER ACCUMULATION PHASE
Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted
RIDER WITHDRAWAL PHASE
Investment Category	Minimum Allocation	Maximum Allocation
1	35%	100%
2	0%	65%
3	0%	25%
4	Not Permitted	Not Permitted
Benefit Allocation Model Portfolios and Permissible Single Investment Options
	Benefit Allocation Model Portfolios	Permissible Single Investment Options
Rider Accumulation Phase	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, Balanced toward Growth, Moderate Growth, and Growth Focus	Protective Life Dynamic Allocation Series - Conservative and Protective Life Dynamic Allocation Series - Moderate
Rider Withdrawal Phase	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, and Balanced toward Growth	Protective Life Dynamic Allocation Series - Conservative

This Updating Summary Prospectus incorporates by reference the Protective Aspirations NY Variable Annuity Contract’s Prospectus and Statement of Additional Information (SAI), dated May 1, 2025, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000234718